Segment Information (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Major Customers and Geography [Line Items]
Total sales and service revenues	$ 6,903	$ 7,071	$ 7,255	$ 6,914	$ 7,283	$ 6,732	$ 7,049	$ 6,586	$ 28,143	$ 27,650	$ 26,251
Segment Information (Amounts in Paragraph)
Goodwill impairment											570
Patent infringement settlement royalty income											60
U.S. Government Sales including Foreign Military Sales
Major Customers and Geography [Line Items]
Total sales and service revenues									25,500	25,000	23,300
Percent of total sales	90.60%				90.30%				90.60%	90.30%	88.70%
Direct Foreign Sales
Major Customers and Geography [Line Items]
Total sales and service revenues									1,600	1,600	1,700
Percent of total sales	5.70%				5.80%				5.70%	5.80%	6.50%
Aerospace Systems
Major Customers and Geography [Line Items]
Total sales and service revenues									10,910	10,419	9,825
Segment Information (Amounts in Paragraph)
Goodwill impairment											$ 570